Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(5)	Company- Selected Measure(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2025	$15,104,378	$25,457,499	$2,963,797	$4,687,527	$238	$219	$488.0	$6.72
2024	16,575,231	23,559,187	2,561,389	3,853,935	194	182	519.9	5.88
2023	9,336,558	20,000,560	2,607,943	3,918,660	161	158	412.2	5.24
2022	6,842,118	(2,317,626)	1,979,464	866,354	108	115	369.0	4.46
2021	7,682,129	16,989,404	1,724,038	2,829,322	134	128	317.9	4.07

(1)
The PEO for each year presented is Luca Savi, who began serving as our Chief Executive Officer and President on January 1, 2019. The non-PEO NEOs for each year presented include the following:

•
2025: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; and Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific.

•
2024: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; and Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific.

•
2023: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific; and Carlo Ghirardo, our former Senior Vice President and President of Motion Technologies.

•
2022: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; and Davide Barbon, Senior Vice President and President of Asia Pacific.

•
2021: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel and Corporate Secretary; Ryan Flynn, Senior Vice President and President of Connect & Control Technologies; and Davide Barbon, Senior Vice President and President of Asia Pacific.

(2)
The tables below summarize the adjustments made to the Summary Compensation Table total compensation amount to arrive at CAP for our PEO and non-PEO NEOs. Excluded from these adjustments are the following: (i) dividends paid, given that we do not pay any dividends on unvested stock awards; and (ii) pension plan benefits, given none were paid to our PEO or other non-PEO NEOs during any of the years presented.

	PEO					Average of Non-PEO NEOs
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$15,104,378	$16,575,231	$9,336,558	$6,842,118	$7,682,129	$2,963,797	$2,561,389	$2,607,943	$1,979,464	$1,724,038
Subtract: Grant Date Fair Value of LTIP Awards Granted During Covered Year	(11,073,033)	(12,845,657)	(5,388,142)	(4,529,297)	(4,723,075)	(1,470,450)	(1,242,258)	(1,017,564)	(888,950)	(720,105)
Add: Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted During Covered Year	17,128,716	14,692,632	8,257,377	2,809,473	7,462,255	2,582,558	1,622,847	1,469,539	522,146	1,137,742
Add: Change in Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted in Prior Years	4,883,618	4,488,234	7,259,052	(6,016,736)	6,298,983	565,963	854,708	818,378	(634,570)	641,171
Add: Change in Fair Value of LTIP Awards Granted in Prior Years that Vested During Covered Year	(586,180)	648,746	535,715	(1,423,184)	269,112	45,660	57,250	40,364	(111,736)	46,476
Compensation Actually Paid	25,457,499	23,559,187	20,000,560	(2,317,626)	16,989,404	4,687,527	3,853,935	3,918,660	866,354	2,829,322
(3)
ITT Total Shareholder Return represents the one-, two-, three-, four-, and five-year growth of the value of an initial $100 investment in ITT stock on December 31, 2020, and assumes that any dividends paid are reinvested.

(4)
The S&P 400 Capital Goods Index, in which ITT is included, was selected as the peer group. The following graph shows a comparison of the total shareholder return for ITT, the S&P 400 Mid Cap Index and the S&P 400 Capital Goods Index over the five years ended December 31, 2025. It shows the share price appreciation of a $100 investment made on December 31, 2020, assuming any dividends are reinvested.

	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
ITT Inc.	$100.00	$133.97	$107.84	$160.58	$194.10	$237.82
S&P 400 Mid Cap	$100.00	$124.73	$108.37	$126.13	$143.65	$154.40
S&P 400 Capital Goods	$100.00	$127.67	$114.87	$158.03	$182.15	$219.46

(5)
Net income presented is on a GAAP basis.

(6)
Adjusted EPS was selected as the most important financial metric that links CAP to company financial performance because it is a key factor in our AIP payout and is a driver of stock price. Please refer to Appendix A for the definition of adjusted EPS, the reason we disclose this measure and for a reconciliation to the most directly comparable measure calculated in accordance with GAAP.

Effective January 1, 2025, the Company changed its method of determining the cost for certain inventories from a last-in, first-out (LIFO) to first-in, first out (FIFO) for all inventories previously accounted for under LIFO. The impact of the change in accounting method on our previously reported net income and adjusted earnings per share for the full year periods of 2021, 2022, 2023, and 2024 is presented below.
	Net Income (in millions)			Adjusted EPS Company-Selected Measure
Year	As Computed LIFO	As Computed FIFO	Effect of Change	As Computed LIFO	As Computed FIFO	Effect of Change
2024	$518.3	$519.9	$1.6	$5.86	$5.88	$0.02
2023	410.5	412.2	1.7	5.21	5.24	0.03
2022	367.0	369.0	2.0	4.44	4.46	0.02
2021	316.3	317.9	1.6	4.05	4.07	0.02

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
The PEO for each year presented is Luca Savi, who began serving as our Chief Executive Officer and President on January 1, 2019. The non-PEO NEOs for each year presented include the following:

•
2025: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; and Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific.
•
2024: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; and Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific.

•
2023: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific; and Carlo Ghirardo, our former Senior Vice President and President of Motion Technologies.

•
2022: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel; Bartek Makowiecki, Senior Vice President, Chief Strategy Officer and President, Flow Technologies; and Davide Barbon, Senior Vice President and President of Asia Pacific.

•
2021: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel and Corporate Secretary; Ryan Flynn, Senior Vice President and President of Connect & Control Technologies; and Davide Barbon, Senior Vice President and President of Asia Pacific.

Peer Group Issuers, Footnote
(4)
The S&P 400 Capital Goods Index, in which ITT is included, was selected as the peer group. The following graph shows a comparison of the total shareholder return for ITT, the S&P 400 Mid Cap Index and the S&P 400 Capital Goods Index over the five years ended December 31, 2025. It shows the share price appreciation of a $100 investment made on December 31, 2020, assuming any dividends are reinvested.
	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
ITT Inc.	$100.00	$133.97	$107.84	$160.58	$194.10	$237.82
S&P 400 Mid Cap	$100.00	$124.73	$108.37	$126.13	$143.65	$154.40
S&P 400 Capital Goods	$100.00	$127.67	$114.87	$158.03	$182.15	$219.46

PEO Total Compensation Amount	$ 15,104,378	$ 16,575,231	$ 9,336,558	$ 6,842,118	$ 7,682,129
PEO Actually Paid Compensation Amount	$ 25,457,499	23,559,187	20,000,560	(2,317,626)	16,989,404
Adjustment To PEO Compensation, Footnote
(2)
The tables below summarize the adjustments made to the Summary Compensation Table total compensation amount to arrive at CAP for our PEO and non-PEO NEOs. Excluded from these adjustments are the following: (i) dividends paid, given that we do not pay any dividends on unvested stock awards; and (ii) pension plan benefits, given none were paid to our PEO or other non-PEO NEOs during any of the years presented.

	PEO					Average of Non-PEO NEOs
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$15,104,378	$16,575,231	$9,336,558	$6,842,118	$7,682,129	$2,963,797	$2,561,389	$2,607,943	$1,979,464	$1,724,038
Subtract: Grant Date Fair Value of LTIP Awards Granted During Covered Year	(11,073,033)	(12,845,657)	(5,388,142)	(4,529,297)	(4,723,075)	(1,470,450)	(1,242,258)	(1,017,564)	(888,950)	(720,105)
Add: Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted During Covered Year	17,128,716	14,692,632	8,257,377	2,809,473	7,462,255	2,582,558	1,622,847	1,469,539	522,146	1,137,742
Add: Change in Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted in Prior Years	4,883,618	4,488,234	7,259,052	(6,016,736)	6,298,983	565,963	854,708	818,378	(634,570)	641,171
Add: Change in Fair Value of LTIP Awards Granted in Prior Years that Vested During Covered Year	(586,180)	648,746	535,715	(1,423,184)	269,112	45,660	57,250	40,364	(111,736)	46,476
Compensation Actually Paid	25,457,499	23,559,187	20,000,560	(2,317,626)	16,989,404	4,687,527	3,853,935	3,918,660	866,354	2,829,322

Non-PEO NEO Average Total Compensation Amount	$ 2,963,797	2,561,389	2,607,943	1,979,464	1,724,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,687,527	3,853,935	3,918,660	866,354	2,829,322
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The tables below summarize the adjustments made to the Summary Compensation Table total compensation amount to arrive at CAP for our PEO and non-PEO NEOs. Excluded from these adjustments are the following: (i) dividends paid, given that we do not pay any dividends on unvested stock awards; and (ii) pension plan benefits, given none were paid to our PEO or other non-PEO NEOs during any of the years presented.

	PEO					Average of Non-PEO NEOs
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$15,104,378	$16,575,231	$9,336,558	$6,842,118	$7,682,129	$2,963,797	$2,561,389	$2,607,943	$1,979,464	$1,724,038
Subtract: Grant Date Fair Value of LTIP Awards Granted During Covered Year	(11,073,033)	(12,845,657)	(5,388,142)	(4,529,297)	(4,723,075)	(1,470,450)	(1,242,258)	(1,017,564)	(888,950)	(720,105)
Add: Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted During Covered Year	17,128,716	14,692,632	8,257,377	2,809,473	7,462,255	2,582,558	1,622,847	1,469,539	522,146	1,137,742
Add: Change in Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted in Prior Years	4,883,618	4,488,234	7,259,052	(6,016,736)	6,298,983	565,963	854,708	818,378	(634,570)	641,171
Add: Change in Fair Value of LTIP Awards Granted in Prior Years that Vested During Covered Year	(586,180)	648,746	535,715	(1,423,184)	269,112	45,660	57,250	40,364	(111,736)	46,476
Compensation Actually Paid	25,457,499	23,559,187	20,000,560	(2,317,626)	16,989,404	4,687,527	3,853,935	3,918,660	866,354	2,829,322

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following table lists the most important financial performance measures in 2025 that we used to link compensation actually paid to our PEO and other NEOs to company performance.
Financial Performance Measure	Explanation
Adjusted EPS	This measure is a factor in our AIP payout and is a driver of our stock price.
Relative TSR	Weighted equally with ROIC, this measure is used to determine PSU payouts, which comprises 60% of each NEO’s annual LTI award value.
ROIC	Weighted equally with relative TSR, this measure is used to determine PSU payouts, which comprises 60% of each NEO’s annual LTI award value.

Total Shareholder Return Amount	$ 237.82	194.1	160.58	107.84	133.97	$ 100
Peer Group Total Shareholder Return Amount	219	182	158	115	128
Net Income (Loss)	$ 488,000,000	$ 519,900,000	$ 412,200,000	$ 369,000,000	$ 317,900,000
Company Selected Measure Amount | $ / shares	6.72	5.88	5.24	4.46	4.07
PEO Name	Luca Savi
Total Shareholder Return Amount SandP 400 Mid Cap	$ 154.4	$ 143.65	$ 126.13	$ 108.37	$ 124.73	100
Total Shareholder Return Amount S and P 400 Capital Goods	$ 219.46	182.15	158.03	114.87	127.67	$ 100
Net Income Loss Previously Reported		518,300,000	410,500,000	367,000,000	316,300,000
Net Income Loss Revision of Prior Period Adjustment		$ 1,600,000	$ 1,700,000	$ 2,000,000	$ 1,600,000
Company Selected Measure Amount Previously Reported | $ / shares		5.86	5.21	4.44	4.05
Company Selected Measure Amount , Revision of Prior Period, Adjustment | $ / shares		0.02	0.03	0.02	0.02
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
Adjusted EPS was selected as the most important financial metric that links CAP to company financial performance because it is a key factor in our AIP payout and is a driver of stock price. Please refer to Appendix A for the definition of adjusted EPS, the reason we disclose this measure and for a reconciliation to the most directly comparable measure calculated in accordance with GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,073,033)	$ (12,845,657)	$ (5,388,142)	$ (4,529,297)	$ (4,723,075)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,128,716	14,692,632	8,257,377	2,809,473	7,462,255
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,883,618	4,488,234	7,259,052	(6,016,736)	6,298,983
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(586,180)	648,746	535,715	(1,423,184)	269,112
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,470,450)	(1,242,258)	(1,017,564)	(888,950)	(720,105)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,582,558	1,622,847	1,469,539	522,146	1,137,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,963	854,708	818,378	(634,570)	641,171
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,660	$ 57,250	$ 40,364	$ (111,736)	$ 46,476